Derivatives - Fair value hedges - Hedging instrument by hedged risk (Details) £ in Millions, number in Millions	12 Months Ended
	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	56,726	43,598
Carrying amount, assets	£ 435	£ 410
Carrying amount, liabilities	£ 876	£ 337
Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	26,649	24,486
Carrying amount, assets	£ 428	£ 139
Carrying amount, liabilities	(799)	(270)
Change in fair value	£ 981	£ 159
Interest rate
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	56,144	39,553
Carrying amount, assets	£ 433	£ 144
Carrying amount, liabilities	£ 819	£ 270
Interest rate | Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	26,649	24,486
Derivatives | Interest rate | Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	26,649	24,486
Carrying amount, assets	£ 428	£ 139
Carrying amount, liabilities	(799)	(270)
Change in fair value	£ 981	£ 159